Intangible Assets (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2021
Intangible Assets [Line Items]
Estimate term of useful life	15 years 6 months	16 years	20 years
Forecast period	4 years
Percentage of growth rate	2.50%
Period of cashflow projection	5 years
Period of positive cashflow projection	2 years
Estimated total term	9 years
Average growth term	4 years
Percentage of long Term EBITDA	29.00%
Percentage of amortisation	5.00%
Average useful life for intangibles	20 years
Bottom of Range [Member]
Intangible Assets [Line Items]
Pre-tax discount rate	22.00%
Forecast of salary and benefits rate	18.00%
Average timeframe profit period	2 years
Top of Range [Member]
Intangible Assets [Line Items]
Pre-tax discount rate	24.00%
Forecast of salary and benefits rate	19.00%
Average timeframe profit period	3 years
Australia [Member]
Intangible Assets [Line Items]
Corporate tax rate	30.00%
Long term growth rate	2.50%
AUD [Member]
Intangible Assets [Line Items]
Exchange rate	1
USD [Member]
Intangible Assets [Line Items]
Exchange rate	0.6693
FY30 [Member]
Intangible Assets [Line Items]
Percentage of growth rate	82.00%
Forecast revenue growth rates	73.00%
Forecast of salary and benefits rate	56.00%
Percentage of long Term EBITDA	26.00%
FY27 [Member]
Intangible Assets [Line Items]
Forecast revenue growth rates	100.00%
Forecast of salary and benefits rate	40.00%
Percentage of long Term EBITDA	(33.00%)
FY27 [Member] | Top of Range [Member]
Intangible Assets [Line Items]
Forecast gross margin on exclusive sales rate	50.00%
FY28 [Member]
Intangible Assets [Line Items]
Forecast revenue growth rates	174.00%
Percentage of long Term EBITDA	10.00%
FY29 [Member]
Intangible Assets [Line Items]
Forecast revenue growth rates	65.00%
Percentage of long Term EBITDA	20.00%
FY31 [Member]
Intangible Assets [Line Items]
Forecast revenue growth rates	50.00%
Forecast of salary and benefits rate	9.00%
Percentage of long Term EBITDA	31.00%
FY26 [Member]
Intangible Assets [Line Items]
Forecast revenue growth rates
FY26 [Member] | Bottom of Range [Member]
Intangible Assets [Line Items]
Forecast gross margin on exclusive sales rate	0.00%